Government Grants (Tables)	3 Months Ended
Mar. 31, 2023
Government Grants [Abstract]
Schedule of research and development
	Three months ended
	March 31,
	2023	2022
Research and Development Projects
Rapid detection of antibody-based pathogens	$-	$36,288
Multi-marker test for the early detection of pancreatic cancer	28,117	51,356
	$28,117	$87,644